Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under all non-cancelable operating leases as of March 31, 2014 consist of the following:

Years Ending December 31,	Amount
2015	$430,144
2016	535,348
2017	485,040
2018	491,920
2019	499,122
2018 and thereafter	2,742,217
Total	$5,183,791

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2013 consist of the following:

Years Ending December 31,	Amount
2014	$579,495
2015	535,349
2016	485,040
2017	491,920
2018	499,122
2019 and thereafter	2,742,217
Total	$5,333,143